Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2015
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
10. Common Stock and Additional Paid-in Capital:
Issuance of common shares
On June 8, 2015, the Company successfully completed the offering of 28,571,428 shares of its common stock, par value $0.01 per share, at a price of $7.00 per share, resulting in net proceeds of $194,134, after deducting placement fees. As part of the offering, George Economou, the Company's Chairman, President and Chief Executive Officer, purchased $10,000, or 1,428,571 shares, of common stock in the offering at the public offering price.
Restricted stock awards:
On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of the Company's subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vested over a period of three years. The stock-based compensation was being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.
On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.
On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and, b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vested over a period of three years. The stock-based compensation was being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.
On May 16, 2013, the Company's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to the Company's employees. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $16.90 per share.
On August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of 150,000 shares of the Company's common stock to Azara, pursuant to a consultancy agreement with Azara effective January 1, 2013, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years  with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $17.56 per share.
On March 31, 2014, Ocean Rig's Compensation Committee approved the grant of 161,200 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.79 per share.
On August 19, 2014, the Compensation Committee approved a bonus in the form of 150,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years with 50,000 shares vesting on December 31, 2014, 50,000 shares vesting on December 31, 2015, and 50,000 vesting on December 31, 2016. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $18.37 per share.
On November 4, 2014, the Company's Compensation Committee approved the grant of 45,450 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $12.60 per share.
On December 30, 2014, the Company's Compensation Committee approved a bonus in the form of 300,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years with 100,000 shares vesting on December 31, 2015, 100,000 shares vesting on December 31, 2016, and 100,000 vesting on December 31, 2017. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $9.46 per share.
On April 29, 2015, the Company's Compensation Committee approved the grant of 173,200 shares of non-vested common stock to employees of Ocean Rig.  The shares vest over a period of three years.  The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $7.24 per share.
As of June 30, 2015, 294,352 shares have vested, while 181,626 shares were forfeited due to employees' resignations.
The movement during the six-month period ended June 30, 2015, is presented below:
	Number of non-vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2014	612,798	13.49
Granted	173,200	7.24
Forfeited	(10,000)	14.79
Balance June 30, 2015	775,998	12.08

As of December 31, 2014 and June 30, 2015, there was $6,235 and $5,012 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. That cost is expected to be recognized over a period of 2 years. The amounts of $1,655 and $2,381 represent the stock based compensation expense and are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the periods ended June 30, 2014 and 2015, respectively.